Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 29, 2014	Dec. 29, 2013	Dec. 29, 2013 Successor [Member]	Nov. 06, 2013 Successor [Member]	Nov. 06, 2013 Predecessor [Member]	Dec. 30, 2012 Predecessor [Member]
Accrued Expenses [Line Items]
Accrued payroll			$ 5,235			$ 4,305
Accrued bonus			4,011			2,219
Accrued vacation			1,355			959
Accrued insurance			6,646			6,903
Accrued newsprint			16,058			141
Accrued other			21,685			11,731
Total accrued expenses	$ 40,853	$ 55,818	$ 54,990	$ 46,913	$ 45,788	$ 26,258